INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Solvency Funds of Insurance Captive	$ 1,883	$ 1,643